Quarterly Report
December 31, 2022
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
December 31, 2022
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.2% †
Aerospace & Defense - 0.8%
Raytheon Technologies Corp.	15,008	$1,514,607
Apparel Retail - 1.3%
Ross Stores Inc.	21,076	2,446,291
Application Software - 2.2%
Adobe Inc. (a)	2,863	963,485
Intuit Inc.	1,025	398,951
Salesforce Inc. (a)	20,151	2,671,821
Splunk Inc. (a)	2,205	189,828
		4,224,085
Auto Parts & Equipment - 0.4%
Magna International Inc.	13,616	764,947
Automobile Manufacturers - 0.7%
General Motors Co.	25,023	841,774
Tesla Inc. (a)	4,602	566,874
		1,408,648
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	1,588	1,340,320
Biotechnology - 1.6%
BioMarin Pharmaceutical Inc. (a)	9,894	1,023,930
Vertex Pharmaceuticals Inc. (a)	6,852	1,978,721
		3,002,651
Building Products - 0.7%
Trane Technologies PLC	7,387	1,241,681
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	1,116	378,435
Comcast Corp., Class A	22,079	772,103
		1,150,538
Communications Equipment - 0.2%
Cisco Systems Inc.	6,023	286,936
Construction Materials - 0.4%
Martin Marietta Materials Inc.	2,501	845,263
Data Processing & Outsourced Services - 5.4%
Fidelity National Information Services Inc.	24,081	1,633,896
Mastercard Inc., Class A	11,537	4,011,761
PayPal Holdings Inc. (a)	14,280	1,017,021
Visa Inc., Class A	16,718	3,473,332
		10,136,010
Diversified Banks - 0.9%
JPMorgan Chase & Co.	13,102	1,756,978
Diversified Support Services - 0.5%
Cintas Corp.	2,074	936,660
Electric Utilities - 2.2%
American Electric Power Company Inc.	8,244	782,768
NextEra Energy Inc.	40,005	3,344,418
		4,127,186
Electronic Components - 0.9%
Amphenol Corp., Class A	23,382	1,780,305
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.1%
Waste Management Inc.	13,795	$2,164,160
Financial Exchanges & Data - 2.7%
CME Group Inc.	6,401	1,076,392
MSCI Inc.	1,926	895,918
S&P Global Inc.	9,132	3,058,672
		5,030,982
Footwear - 0.7%
NIKE Inc., Class B	10,483	1,226,616
Healthcare Equipment - 4.5%
Becton Dickinson & Co.	4,198	1,067,551
Boston Scientific Corp. (a)	44,811	2,073,405
Edwards Lifesciences Corp. (a)	13,273	990,299
IDEXX Laboratories Inc. (a)	2,560	1,044,378
Medtronic PLC	18,070	1,404,400
Teleflex Inc.	8,026	2,003,530
		8,583,563
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	10,469	2,085,843
The Home Depot Inc.	2,058	650,040
		2,735,883
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	4,935	734,772
Household Products - 1.4%
Colgate-Palmolive Co.	9,373	738,499
The Procter & Gamble Co.	12,890	1,953,608
		2,692,107
Hypermarkets & Super Centers - 1.8%
Costco Wholesale Corp.	4,446	2,029,599
Walmart Inc.	9,712	1,377,064
		3,406,663
Industrial Conglomerates - 1.5%
Honeywell International Inc.	13,345	2,859,833
Industrial Gases - 0.8%
Air Products & Chemicals Inc.	5,159	1,590,313
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	8,140	2,368,740
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	3,610	597,383
Integrated Oil & Gas - 1.0%
Chevron Corp.	10,508	1,886,081
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	7,816	598,315
Interactive Media & Services - 5.0%
Alphabet Inc., Class C (a)	10,440	926,341
Alphabet Inc., Class A (a)	70,824	6,248,801
Meta Platforms Inc., Class A (a)	19,114	2,300,179
		9,475,321

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Internet & Direct Marketing Retail - 3.2%
Amazon.com Inc. (a)	72,253	$6,069,252
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	30,623	2,549,671
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	2,596	692,717
Life & Health Insurance - 0.1%
Lincoln National Corp.	4,703	144,476
Life Sciences Tools & Services - 1.5%
IQVIA Holdings Inc. (a)	11,191	2,292,924
Thermo Fisher Scientific Inc.	813	447,711
		2,740,635
Managed Healthcare - 2.7%
Humana Inc.	1,546	791,846
UnitedHealth Group Inc.	8,053	4,269,539
		5,061,385
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	8,853	769,149
Multi-Line Insurance - 0.4%
American International Group Inc.	10,992	695,134
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	8,542	2,638,624
Multi-Utilities - 0.9%
Sempra Energy	11,086	1,713,230
Oil & Gas Equipment & Services - 1.0%
Schlumberger Ltd.	34,363	1,837,046
Oil & Gas Exploration & Production - 3.0%
ConocoPhillips	38,898	4,589,964
Pioneer Natural Resources Co.	4,574	1,044,656
		5,634,620
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	21,158	1,410,181
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	2,996	743,338
Pharmaceuticals - 5.8%
AstraZeneca PLC ADR	14,450	979,710
Bristol-Myers Squibb Co.	17,470	1,256,967
Elanco Animal Health Inc. (a)	14,845	181,406
Johnson & Johnson	26,826	4,738,813
Merck & Company Inc.	34,934	3,875,927
		11,032,823
Property & Casualty Insurance - 1.3%
Chubb Ltd.	10,952	2,416,011
Railroads - 0.7%
Union Pacific Corp.	6,502	1,346,369
Regional Banks - 2.0%
First Republic Bank	18,463	2,250,455
	Number of Shares	Fair Value
SVB Financial Group (a)	6,881	$1,583,593
		3,834,048
Restaurants - 0.7%
McDonald's Corp.	4,769	1,256,775
Semiconductor Equipment - 1.7%
Applied Materials Inc.	27,010	2,630,234
ASML Holding N.V.	1,038	567,163
		3,197,397
Semiconductors - 4.6%
Advanced Micro Devices Inc. (a)	44,767	2,899,559
NVIDIA Corp.	11,301	1,651,528
QUALCOMM Inc.	27,339	3,005,650
Texas Instruments Inc.	6,761	1,117,052
		8,673,789
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	6,567	666,748
PepsiCo Inc.	9,811	1,772,455
		2,439,203
Specialized REITs - 1.5%
American Tower Corp.	13,106	2,776,637
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	7,852	538,883
Ecolab Inc.	2,400	349,344
		888,227
Systems Software - 7.4%
Microsoft Corp.	47,968	11,503,686
Oracle Corp.	10,607	867,016
ServiceNow Inc. (a)	4,337	1,683,927
		14,054,629
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc. (b)	71,376	9,273,884
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	7,154	2,542,675
WW Grainger Inc.	485	269,781
		2,812,456
Trucking - 0.0% *
Lyft Inc., Class A (a)	5,824	64,180
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc. (a)	13,094	1,833,160
Total Common Stock (Cost $142,115,147)		181,512,884
Short-Term Investments - 3.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (c)(d) (Cost $7,224,986)	7,224,986	7,224,986
Total Investments (Cost $149,340,133)		188,737,870
Other Assets and Liabilities, net - 0.0%*		21,861
NET ASSETS - 100.0%		$188,759,731

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2023	21	$4,193,117	$4,054,050	$(139,067)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$181,512,884	$—	$—	$181,512,884
Short-Term Investments	7,224,986	—	—	7,224,986
Total Investments in Securities	$188,737,870	$—	$—	$188,737,870
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(139,067)	—	—	(139,067)
Total Other Financial Instruments	$(139,067)	$—	$—	$(139,067)

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,354,619	$6,354,619	$8,828,013	$7,957,646	$—	$—	7,224,986	$7,224,986	$60,207
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.5% †
Apparel Retail - 1.9%
Ross Stores Inc.	4,164	$483,315
Application Software - 3.4%
Adobe Inc. (a)	1,182	397,778
Salesforce Inc. (a)	3,635	481,965
		879,743
Automobile Manufacturers - 0.6%
Tesla Inc. (a)	1,219	150,156
Biotechnology - 3.1%
BioMarin Pharmaceutical Inc. (a)	4,250	439,833
Vertex Pharmaceuticals Inc. (a)	1,221	352,600
		792,433
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	758	257,038
Data Processing & Outsourced Services - 9.2%
Fidelity National Information Services Inc.	3,611	245,007
Mastercard Inc., Class A	2,556	888,798
PayPal Holdings Inc. (a)	4,060	289,153
Visa Inc., Class A	4,566	948,632
		2,371,590
Financial Exchanges & Data - 1.6%
S&P Global Inc.	1,207	404,273
Healthcare Equipment - 3.1%
Boston Scientific Corp. (a)	9,440	436,789
IDEXX Laboratories Inc. (a)	879	358,597
		795,386
Home Improvement Retail - 1.6%
Lowe's Companies Inc.	2,120	422,389
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp.	1,076	491,194
Industrial Conglomerates - 1.7%
Honeywell International Inc.	2,101	450,244
Industrial Machinery - 2.1%
Parker-Hannifin Corp.	1,858	540,678
Interactive Media & Services - 8.2%
Alphabet Inc., Class C (a)(b)	13,028	1,155,975
Alphabet Inc., Class A (a)(b)	5,962	526,027
Meta Platforms Inc., Class A (a)	3,483	419,144
		2,101,146
Internet & Direct Marketing Retail - 6.7%
Amazon.com Inc. (a)	17,912	1,504,608
Chewy Inc., Class A (a)	5,867	217,548
		1,722,156
	Number of Shares	Fair Value
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	5,198	$432,785
Life Sciences Tools & Services - 2.0%
IQVIA Holdings Inc. (a)	2,477	507,513
Managed Healthcare - 3.8%
UnitedHealth Group Inc.	1,840	975,531
Pharmaceuticals - 1.7%
AstraZeneca PLC ADR	6,343	430,055
Regional Banks - 1.3%
First Republic Bank	2,657	323,862
Semiconductor Equipment - 2.3%
Applied Materials Inc.	6,136	597,524
Semiconductors - 6.8%
Advanced Micro Devices Inc. (a)	8,732	565,572
NVIDIA Corp.	3,433	501,698
QUALCOMM Inc.	6,188	680,309
		1,747,579
Soft Drinks - 2.1%
Monster Beverage Corp. (a)	5,257	533,743
Specialized REITs - 1.8%
American Tower Corp.	2,131	451,474
Systems Software - 13.4%
Microsoft Corp.	12,220	2,930,600
ServiceNow Inc. (a)	1,340	520,282
		3,450,882
Technology Hardware, Storage & Peripherals - 9.6%
Apple Inc.	19,021	2,471,399
Trading Companies & Distributors - 2.4%
United Rentals Inc. (a)	1,744	619,852
Trucking - 0.5%
Lyft Inc., Class A (a)	10,950	120,669
Total Common Stock (Cost $22,297,079)		24,524,609
Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (b)(c)(d) (Cost $556,083)	556,083	556,083
Total Investments (Cost $22,853,162)		25,080,692
Other Assets and Liabilities, net - 2.3%		588,755
NET ASSETS - 100.0%		$25,669,447

See Notes to Schedule of Investments.
4	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2023	4	$768,909	$772,200	$3,291
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$24,524,609	$—	$—	$24,524,609
Short-Term Investments	556,083	—	—	556,083
Total Investments in Securities	$25,080,692	$—	$—	$25,080,692
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	3,291	—	—	3,291
Total Other Financial Instruments	$3,291	$—	$—	$3,291

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,142,486	$1,142,486	$716,532	$1,302,935	$—	$—	556,083	$556,083	$7,401
See Notes to Schedule of Investments.
State Street Institutional Premier Growth Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.6% †
Aerospace & Defense - 0.2%
Woodward Inc.	24,646	$2,381,050
Agricultural & Farm Machinery - 0.9%
AGCO Corp. (a)	66,173	9,177,533
Agricultural Products - 1.4%
Darling Ingredients Inc. (b)	232,660	14,562,189
Aluminum - 0.1%
Alcoa Corp. (a)	21,698	986,608
Apparel Retail - 0.5%
American Eagle Outfitters Inc.	112,881	1,575,819
The Buckle Inc.	85,361	3,871,121
		5,446,940
Application Software - 4.9%
ACI Worldwide Inc. (a)(b)	159,776	3,674,848
Altair Engineering Inc., Class A (a)(b)	61,642	2,802,862
Asana Inc., Class A (b)	156,500	2,155,005
Blackbaud Inc. (b)	127,641	7,512,949
Blackline Inc. (b)	121,528	8,175,189
Envestnet Inc. (b)	26,000	1,604,200
Freshworks Inc., Class A Revenue (b)	369,500	5,435,345
New Relic Inc. (b)	110,500	6,237,725
Q2 Holdings Inc. (b)	132,500	3,560,275
Vertex Inc., Class A (b)	147,199	2,135,857
Workiva Inc. (b)	79,000	6,633,630
		49,927,885
Auto Parts & Equipment - 1.2%
Dana Inc.	133,455	2,019,174
Dorman Products Inc. (b)	112,721	9,115,747
LCI Industries	6,828	631,249
Modine Manufacturing Co. (b)	44,416	882,102
		12,648,272
Automobile Manufacturers - 0.7%
Thor Industries Inc.	92,755	7,002,075
Automotive Retail - 1.7%
America's Car-Mart Inc. (b)	15,275	1,103,771
Group 1 Automotive Inc.	22,841	4,119,831
Monro Inc.	40,404	1,826,261
Murphy USA Inc.	35,566	9,942,120
		16,991,983
Biotechnology - 0.9%
Avid Bioservices Inc. (b)	147,623	2,032,769
Emergent BioSolutions Inc. (b)	69,128	816,402
Halozyme Therapeutics Inc. (b)	41,945	2,386,670
Heron Therapeutics Inc. (b)	569,317	1,423,292
Veracyte Inc. (b)	102,000	2,420,460
		9,079,593
Brewers - 0.9%
The Boston Beer Company Inc., Class A (b)	27,598	9,094,093
Building Products - 2.1%
Armstrong World Industries Inc.	99,425	6,819,561
CSW Industrials Inc.	40,500	4,695,165
	Number of Shares	Fair Value
Gibraltar Industries Inc. (b)	96,768	$4,439,716
Hayward Holdings Inc. (b)	199,500	1,875,300
Insteel Industries Inc.	47,976	1,320,299
Simpson Manufacturing Company Inc.	13,422	1,189,995
UFP Industries Inc.	19,020	1,507,335
		21,847,371
Commodity Chemicals - 0.2%
Hawkins Inc.	42,347	1,634,594
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	49,804	1,079,253
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	28,817	649,823
Construction & Engineering - 1.6%
Dycom Industries Inc. (b)	131,562	12,314,203
IES Holdings Inc. (b)	27,262	969,709
Valmont Industries Inc.	7,722	2,553,434
		15,837,346
Construction Machinery & Heavy Trucks - 0.6%
Alamo Group Inc. (a)	18,735	2,652,876
Astec Industries Inc.	34,434	1,400,086
Wabash National Corp.	98,198	2,219,275
		6,272,237
Construction Materials - 0.1%
Eagle Materials Inc.	9,718	1,291,036
Consumer Finance - 0.2%
PROG Holdings Inc. (b)	109,249	1,845,216
Data Processing & Outsourced Services - 1.0%
CSG Systems International Inc.	77,196	4,415,611
Shift4 Payments Inc., Class A (b)	35,529	1,987,137
Verra Mobility Corp. (b)	239,461	3,311,746
		9,714,494
Distillers & Vintners - 1.4%
MGP Ingredients Inc.	133,796	14,233,218
Distributors - 0.7%
LKQ Corp.	140,464	7,502,182
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	44,372	1,819,252
Materion Corp.	10,962	959,285
		2,778,537
Diversified REITs - 0.3%
Alpine Income Property Trust Inc. (a)	70,169	1,338,825
American Assets Trust Inc.	49,307	1,306,635
Essential Properties Realty Trust Inc.	32,599	765,099
		3,410,559
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	138,488	1,661,856
IAA Inc. (b)	131,677	5,267,080
Matthews International Corp., Class A	81,323	2,475,472

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Ritchie Bros Auctioneers Inc.	171,251	$9,903,445
UniFirst Corp.	6,529	1,260,032
		20,567,885
Education Services - 0.4%
Bright Horizons Family Solutions Inc. (b)	17,865	1,127,282
Stride Inc. (b)	95,065	2,973,633
		4,100,915
Electric Utilities - 1.0%
ALLETE Inc. (a)	12,755	822,825
IDACORP Inc.	86,496	9,328,594
		10,151,419
Electrical Components & Equipment - 0.6%
Acuity Brands Inc. (a)	5,880	973,787
Atkore Inc. (b)	14,356	1,628,258
Generac Holdings Inc. (b)	15,500	1,560,230
Regal Rexnord Corp.	15,336	1,840,013
		6,002,288
Electronic Components - 1.6%
Belden Inc.	125,280	9,007,632
Coherent Corp. (b)	54,851	1,925,270
Littelfuse Inc.	23,377	5,147,616
		16,080,518
Electronic Equipment & Instruments - 1.4%
National Instruments Corp.	209,597	7,734,129
Novanta Inc. (b)	32,000	4,347,840
Vontier Corp.	115,932	2,240,966
		14,322,935
Electronic Manufacturing Services - 0.1%
Plexus Corp. (b)	12,550	1,291,772
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (b)	30,842	3,519,689
Montrose Environmental Group Inc. (b)	73,500	3,262,665
		6,782,354
Food Distributors - 0.5%
Performance Food Group Co. (b)	87,048	5,082,733
Footwear - 0.4%
Deckers Outdoor Corp. (b)	9,902	3,952,482
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (b)	24,304	1,138,399
Health Care REITs - 0.3%
Community Healthcare Trust Inc.	90,375	3,235,425
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)(b)	207,369	3,985,632
Healthcare Equipment - 5.9%
AtriCure Inc. (b)	100,500	4,460,190
Axonics Inc. (b)	56,500	3,532,945
Cardiovascular Systems Inc. (b)	113,000	1,539,060
CONMED Corp.	66,500	5,894,560
	Number of Shares	Fair Value
Globus Medical Inc., Class A (b)	103,500	$7,686,945
Inspire Medical Systems Inc. (b)	34,500	8,689,860
Integra LifeSciences Holdings Corp. (b)	135,000	7,569,450
LeMaitre Vascular Inc.	28,429	1,308,302
Mesa Laboratories Inc.	4,895	813,598
Omnicell Inc. (b)	47,923	2,416,278
Outset Medical Inc. (b)	97,000	2,504,540
Penumbra Inc. (b)	40,500	9,009,630
SI-BONE Inc. (b)	94,000	1,278,400
Tandem Diabetes Care Inc. (b)	68,500	3,079,075
		59,782,833
Healthcare Facilities - 1.4%
Acadia Healthcare Company Inc. (a)(b)	90,354	7,437,941
U.S. Physical Therapy Inc.	77,612	6,288,901
		13,726,842
Healthcare Services - 0.8%
Addus HomeCare Corp. (a)(b)	20,918	2,081,132
AMN Healthcare Services Inc. (b)	12,763	1,312,292
Castle Biosciences Inc. (b)	81,966	1,929,479
Enhabit Inc. (b)	72,969	960,272
Pediatrix Medical Group Inc. (b)	108,720	1,615,579
		7,898,754
Healthcare Supplies - 0.2%
ICU Medical Inc. (b)	7,293	1,148,502
Pulmonx Corp. (b)	145,000	1,222,350
		2,370,852
Healthcare Technology - 0.2%
NextGen Healthcare Inc. (b)	96,843	1,818,712
Home Building - 0.7%
Cavco Industries Inc. (b)	8,323	1,883,079
Green Brick Partners Inc. (b)	28,855	699,157
Taylor Morrison Home Corp. (b)	99,031	3,005,591
TopBuild Corp. (b)	8,944	1,399,646
		6,987,473
Home Furnishing Retail - 0.2%
The Aaron's Company Inc. (a)	169,932	2,030,687
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	335,994	3,558,176
Sunstone Hotel Investors Inc.	152,927	1,477,275
		5,035,451
Household Appliances - 0.2%
Helen of Troy Ltd. (b)	16,519	1,832,122
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	81,500	2,917,700
Industrial Machinery - 9.3%
Albany International Corp., Class A (a)	25,000	2,464,750
Altra Industrial Motion Corp. (a)	246,989	14,757,593
Barnes Group Inc.	217,850	8,899,172

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Chart Industries Inc. (b)	6,967	$802,807
Crane Holdings Co.	103,698	10,416,464
Enerpac Tool Group Corp.	451,319	11,486,069
ESCO Technologies Inc.	63,000	5,515,020
Evoqua Water Technologies Corp. (b)	211,000	8,355,600
John Bean Technologies Corp.	84,500	7,717,385
Mueller Industries Inc.	74,825	4,414,675
RBC Bearings Inc. (b)	18,500	3,872,975
Standex International Corp.	31,480	3,223,867
The Timken Co.	172,517	12,191,776
		94,118,153
Industrial REITs - 0.7%
EastGroup Properties Inc.	46,748	6,921,509
Innovative Industrial Properties Inc.	3,475	352,191
		7,273,700
Insurance Brokers - 0.4%
BRP Group Inc., Class A (b)	172,000	4,324,080
Interactive Media & Services - 0.2% *
Ziff Davis Inc. (b)	20,447	1,617,358
Internet & Direct Marketing Retail - 0.2%
Overstock.com Inc. (b)	30,992	600,005
Revolve Group Inc. (b)	42,936	955,755
		1,555,760
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.	16,493	2,147,224
Raymond James Financial Inc.	66,412	7,096,122
Stifel Financial Corp.	38,837	2,266,916
		11,510,262
IT Consulting & Other Services - 0.3%
Perficient Inc. (b)	18,621	1,300,304
Unisys Corp. (b)	253,226	1,293,985
		2,594,289
Leisure Products - 1.6%
Johnson Outdoors Inc., Class A	12,284	812,218
Malibu Boats Inc., Class A (b)	118,825	6,333,373
Polaris Inc.	90,059	9,095,959
		16,241,550
Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	38,316	1,747,976
Trupanion Inc. (b)	25,986	1,235,115
		2,983,091
Life Sciences Tools & Services - 2.5%
Azenta Inc. (b)	62,130	3,617,209
BioLife Solutions Inc. (b)	154,277	2,807,841
Bruker Corp.	87,106	5,953,695
ICON PLC (b)	14,950	2,904,037
Repligen Corp. (b)	36,760	6,223,836
Syneos Health Inc. (b)	111,564	4,092,168
		25,598,786
Marine - 0.2%
Kirby Corp. (b)	25,557	1,644,593
	Number of Shares	Fair Value
Metal & Glass Containers - 0.4%
TriMas Corp.	159,500	$4,424,530
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	71,449	2,670,049
Multi-Utilities - 0.1%
Avista Corp.	33,979	1,506,629
Office REITs - 0.7%
Corporate Office Properties Trust	42,520	1,102,969
Cousins Properties Inc.	147,453	3,729,086
Easterly Government Properties Inc.	190,693	2,721,189
		7,553,244
Office Services & Supplies - 1.2%
MSA Safety Inc.	82,523	11,898,991
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	19,991	990,954
Oil & Gas Equipment & Services - 0.6%
ChampionX Corp.	57,523	1,667,592
Oil States International Inc. (b)	623,863	4,654,018
		6,321,610
Oil & Gas Exploration & Production - 1.6%
Denbury Inc. (b)	3,800	330,676
Northern Oil & Gas Inc.	56,100	1,729,002
PDC Energy Inc.	127,585	8,099,096
SM Energy Co.	125,327	4,365,139
Southwestern Energy Co. (b)	276,876	1,619,725
		16,143,638
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	20,133	1,044,701
Packaged Foods & Meats - 2.9%
Calavo Growers Inc.	48,486	1,425,488
Fresh Market Inc. (b)	303,000	—
Freshpet Inc. (b)	52,500	2,770,425
Hostess Brands Inc. (b)	161,000	3,612,840
J&J Snack Foods Corp.	27,500	4,117,025
Lancaster Colony Corp.	31,500	6,214,950
Sovos Brands Inc. (b)	120,680	1,734,172
The Simply Good Foods Co. (b)	137,000	5,210,110
Utz Brands Inc.	283,000	4,488,380
		29,573,390
Paper Packaging - 0.1%
Ranpak Holdings Corp. (b)	115,914	668,824
Personal Products - 0.3%
BellRing Brands Inc. (b)	49,902	1,279,487
elf Beauty Inc. (b)	28,500	1,576,050
		2,855,537
Pharmaceuticals - 0.2%
ANI Pharmaceuticals Inc. (b)	50,326	2,024,615
Property & Casualty Insurance - 2.2%
AMERISAFE Inc.	42,862	2,227,538
Argo Group International Holdings Ltd.	171,361	4,429,682

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
James River Group Holdings Ltd.	105,500	$2,206,005
Palomar Holdings Inc. (b)	46,000	2,077,360
RLI Corp.	36,839	4,835,856
Selective Insurance Group Inc.	69,500	6,158,395
		21,934,836
Publishing - 1.0%
John Wiley & Sons Inc., Class A	242,897	9,730,454
Regional Banks - 9.1%
1st Source Corp.	36,765	1,951,854
Bank OZK	45,831	1,835,990
BankUnited Inc.	41,551	1,411,487
Banner Corp.	15,059	951,729
Cadence Bank	65,788	1,622,332
Community Bank System Inc.	49,500	3,116,025
Cullen/Frost Bankers Inc.	36,946	4,939,680
CVB Financial Corp.	101,000	2,600,750
Enterprise Financial Services Corp.	35,246	1,725,644
FB Financial Corp.	19,004	686,805
First Interstate BancSystem Inc., Class A	58,207	2,249,701
Fulton Financial Corp.	208,469	3,508,533
German American Bancorp Inc.	81,000	3,021,300
Heritage Commerce Corp.	93,145	1,210,885
Home BancShares Inc.	119,455	2,722,379
HomeStreet Inc.	31,790	876,768
Independent Bank Corp.	124,131	10,480,380
Live Oak Bancshares Inc.	102,660	3,100,332
National Bank Holdings Corp., Class A	59,565	2,505,900
Origin Bancorp Inc.	49,291	1,808,980
PacWest Bancorp	32,864	754,229
Peapack-Gladstone Financial Corp.	38,808	1,444,434
Pinnacle Financial Partners Inc.	18,526	1,359,808
Prosperity Bancshares Inc.	123,211	8,954,975
Renasant Corp.	145,506	5,469,571
Sandy Spring Bancorp Inc.	34,092	1,201,061
South State Corp.	5,260	401,654
Stock Yards Bancorp Inc.	2,385	154,977
Texas Capital Bancshares Inc. (b)	31,261	1,885,351
UMB Financial Corp.	64,500	5,387,040
United Community Banks Inc.	40,827	1,379,953
Washington Federal Inc.	32,377	1,086,248
Washington Trust Bancorp Inc.	25,000	1,179,500
Westamerica BanCorp	63,181	3,728,311
Western Alliance Bancorp	57,189	3,406,177
Wintrust Financial Corp.	32,116	2,714,444
		92,835,187
Research & Consulting Services - 0.3%
Resources Connection Inc.	179,006	3,290,130
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	40,716	1,771,960
Restaurants - 1.4%
Bloomin' Brands Inc.	91,223	1,835,407
Shake Shack Inc., Class A (b)	46,500	1,931,145
Texas Roadhouse Inc.	38,710	3,520,674
The Cheesecake Factory Inc.	70,394	2,232,194
	Number of Shares	Fair Value
Wingstop Inc.	35,000	$4,816,700
		14,336,120
Retail REITs - 0.4%
Kite Realty Group Trust	101,342	2,133,249
The Macerich Co.	132,067	1,487,075
		3,620,324
Security & Alarm Services - 0.8%
The Brink's Co.	159,706	8,577,809
Semiconductor Equipment - 0.5%
Ichor Holdings Ltd. (b)	61,600	1,652,112
Onto Innovation Inc. (b)	50,211	3,418,867
		5,070,979
Semiconductors - 0.4%
Diodes Inc. (b)	11,674	888,858
MaxLinear Inc. (b)	23,851	809,742
Semtech Corp. (b)	81,833	2,347,789
		4,046,389
Soft Drinks - 0.5%
Primo Water Corp.	303,327	4,713,702
Zevia PBC, Class A (b)	62,500	255,625
		4,969,327
Specialized Consumer Services - 0.3%
European Wax Center Inc., Class A	132,500	1,649,625
OneSpaWorld Holdings Ltd. (b)	157,570	1,470,128
		3,119,753
Specialized REITs - 0.3%
National Storage Affiliates Trust	33,010	1,192,321
PotlatchDeltic Corp.	36,612	1,610,562
		2,802,883
Specialty Chemicals - 4.5%
Avient Corp.	164,924	5,567,834
HB Fuller Co.	13,775	986,565
Ingevity Corp. (b)	218,972	15,424,388
Innospec Inc.	46,000	4,731,560
Quaker Chemical Corp.	26,002	4,339,734
Sensient Technologies Corp.	37,000	2,698,040
Stepan Co.	108,572	11,558,575
		45,306,696
Specialty Stores - 0.5%
Leslie's Inc. (b)	218,500	2,667,885
Sally Beauty Holdings Inc. (b)	209,000	2,616,680
		5,284,565
Steel - 0.6%
Carpenter Technology Corp.	29,464	1,088,400
Commercial Metals Co.	96,548	4,663,268
Ryerson Holding Corp.	27,226	823,859
		6,575,527
Systems Software - 0.4%
Progress Software Corp.	26,002	1,311,801
Tenable Holdings Inc. (b)	75,300	2,872,695
		4,184,496

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 1.0%
Corsair Gaming Inc. (b)	133,403	$1,810,279
Pure Storage Inc., Class A (b)	316,620	8,472,751
		10,283,030
Thrifts & Mortgage Finance - 0.9%
New York Community Bancorp Inc.	72,465	623,199
WSFS Financial Corp.	179,155	8,122,888
		8,746,087
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc.	77,375	9,751,571
Transcat Inc. (b)	20,390	1,445,039
Univar Solutions Inc. (b)	334,258	10,629,405
WESCO International Inc. (b)	10,036	1,256,507
		23,082,522
Trucking - 0.5%
Saia Inc. (b)	26,250	5,504,100
	Number of Shares	Fair Value
Water Utilities - 0.1%
American States Water Co.	14,428	$1,335,311
Total Common Stock (Cost $772,187,414)		970,037,089
Short-Term Investments - 4.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.16% (a)(c)(d) (Cost $43,923,700)	43,923,700	43,923,700
Total Investments (Cost $816,111,114)		1,013,960,789
Other Assets and Liabilities, net - 0.1%		1,195,330
NET ASSETS - 100.0%		$1,015,156,119

Other Information:

The Fund had the following long futures contracts open at December 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2023	154	$14,096,487	$13,635,930	$(460,557)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$970,037,089	$—	$—	$970,037,089
Short-Term Investments	43,923,700	—	—	43,923,700
Total Investments in Securities	$1,013,960,789	$—	$—	$1,013,960,789
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(460,557)	—	—	(460,557)
Total Other Financial Instruments	$(460,557)	$—	$—	$(460,557)

See Notes to Schedule of Investments.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	54,958,269	$54,958,269	$63,274,483	$74,309,052	$—	$—	43,923,700	$43,923,700	$450,766
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2022 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
12

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2022 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2022 the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash

13